GOODWILL	12 Months Ended
Dec. 31, 2021
GOODWILL [Abstract]
GOODWILL
18	GOODWILL

	2021	2020
	US$’000	US$’000

Cost:
Balance at 1 January	3,928	3,912
Acquired on acquisition of subsidiary	-	25
Derecognition of goodwill	(604)	-
Effect of foreign currency exchange differences	(19)	(9)
At 31 December	3,305	3,928

Accumulated impairment losses:
Balance at 1 January	2,968	2,968
Impairment	965	-
Derecognition of goodwill	(604)	-
Effect of foreign currency exchange differences	(24)	-
Balance at 31 December	3,305	2,968

Carrying amount:
At 31 December	-	960

Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2021	2020
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,089	3,089
Parcel Service	216	235
Unicorn Tankers International	-	604
	3,305	3,928

The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.

The recoverable amounts of the CGUs are determined based on value in use calculations. The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period.  Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGUs.  The growth rates are based on industry growth forecasts.  Changes in selling prices and direct costs are based on past practices and expectations of future changes in the market.

A sustained decrease in the profitability of the Parcel Service and Island Trading and Shipping CGUs indicated that an impairment of goodwill was required. The remaining goodwill of $965,000 was fully impaired in 2021 and is recorded in profit or loss in the line item ‘Other operating income (expense)’.